SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Group is principally engaged in the gaming and hospitality business. The chief operating decision maker monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha Clubs, Altira Macau, City of Dreams and Studio City, which was acquired by the Group in July 2011. Taipa Square Casino, the Philippines Project which is currently in an early phase of development and MCP which had no revenue and incurred insignificant expenses during the year ended December 31, 2012, were included within Corporate and Others. During the years ended December 31, 2012, 2011 and 2010, all revenues were generated in Macau.

Total Assets

	December 31,
	2012	2011	2010
Mocha Clubs	$176,830	$174,404	$145,173
Altira Macau	617,847	577,145	571,504
City of Dreams	3,147,322	3,103,458	3,202,692
Studio City	1,844,706	713,637	—
Corporate and Others	2,160,761	1,701,336	965,071

Total consolidated assets	$7,947,466	$6,269,980	$4,884,440

Capital Expenditures

	Year Ended December 31,
	2012	2011	2010
Mocha Clubs	$5,951	$23,558	$13,140
Altira Macau	7,105	6,662	7,784
City of Dreams	99,416	39,774	94,279
Studio City	115,385	713,253	—
Corporate and Others	56,141	2,387	4,457

Total capital expenditures	$283,998	$785,634	$119,660

For the years ended December 31, 2012, 2011 and 2010, there was no single customer that contributed more than 10% of the total revenues.

The Group’s segment information on its results of operations for the following years is as follows:

	Year Ended December 31,
	2012	2011	2010
NET REVENUES
Mocha Clubs	$143,260	$131,934	$111,984
Altira Macau	966,770	1,173,930	859,755
City of Dreams	2,920,912	2,491,383	1,638,401
Studio City	160	—	—
Corporate and Others	46,911	33,600	31,836

Total net revenues	$4,078,013	$3,830,847	$2,641,976

ADJUSTED PROPERTY EBITDA (1)
Mocha Clubs	$36,065	$40,475	$29,831
Altira Macau	154,697	246,300	133,679
City of Dreams	805,719	594,440	326,338
Studio City	(670)	(300)	—

Total adjusted property EBITDA	995,811	880,915	489,848

OPERATING COSTS AND EXPENSES
Pre-opening costs	(5,785)	(2,690)	(18,648)
Development costs	(11,099)	(1,110)	—
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(59,911)	(34,401)	(19,522)
Depreciation and amortization	(261,449)	(259,224)	(236,306)
Share-based compensation	(8,973)	(8,624)	(6,043)
Property charges and others	(8,654)	(1,025)	(91)
Corporate and Others expenses	(75,611)	(71,494)	(59,489)

Total operating costs and expenses	(488,719)	(435,805)	(397,336)

OPERATING INCOME	507,092	445,110	92,512

NON-OPERATING EXPENSES
Interest income	10,958	4,131	404
Interest expenses, net of capitalized interest	(109,611)	(113,806)	(93,357)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	—	(4,310)	—
Change in fair value of interest rate swap agreements	363	3,947	—
Amortization of deferred financing costs	(13,272)	(14,203)	(14,302)
Loan commitment fees	(1,324)	(1,411)	3,811
Foreign exchange gain (loss), net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses	—	(8,950)	—
Loss on extinguishment of debt	—	(25,193)	—
Costs associated with debt modification	(3,277)	—	(3,310)

Total non-operating expenses	(111,363)	(157,902)	(102,117)

INCOME (LOSS) BEFORE INCOME TAX	395,729	287,208	(9,605)
INCOME TAX CREDIT (EXPENSE)	2,943	1,636	(920)

NET INCOME (LOSS)	398,672	288,844	(10,525)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812	—

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$417,203	$294,656	$(10,525)

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, share-based compensation, property charges and others, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams and Studio City and to compare the operating performance of its properties with those of its competitors.